Additional Information Required by the Argentine Central Bank - Summary of Compliance with Minimum Cash Requirements (Detail) - Dec. 31, 2023 € in Thousands, $ in Thousands, $ in Thousands	ARS ($)	USD ($)	EUR (€)
Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 438,301,864
US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 774,759
Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 28
Checking Accounts held in Argentine Central Bank | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	28,983,870
Checking Accounts held in Argentine Central Bank | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		770,556
Checking Accounts held in Argentine Central Bank | Euro
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash | €			€ 28
Escrow Accounts held in Argentine Central Bank | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	43,849,639
Escrow Accounts held in Argentine Central Bank | US Dollar
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash		$ 4,203
National Treasury Bonds in Argentine Pesos computable for minimum cash | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	116,211,931
Government Securities | Argentina, Pesos
Disclosure of accounts showing compliance with minimum cash requirements [line items]
Total for integration Minimum Cash	$ 249,256,424